TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Loss before income taxes	¥ (529,237)	$ (83,050)	¥ (441,653)	¥ (391,078)
Income tax computed at the tax rate of 25%	(132,309)	(20,762)	(110,413)	(97,770)
Effect of different tax rates in different jurisdictions	2,798	439	10,715	19,393
Non-deductible expenses	(10,502)	(1,647)	74,225	8,472
Non-taxable income	9,183	1,441	(78,447)	(234)
Statutory income (expense)	3,994	627	(2,544)	3,216
Interest and penalty	(12,918)	(2,027)	(465)	(6,811)
Unrecognized tax positions	0	0		0
Deferred tax expense	(13,953)	(2,190)	(2,314)	32,358
Changes of valuation allowance	142,806	22,409	71,545	41,868
Withholding tax	4,336	680	74	(39,478)
Effect of tax rate change	0	0		0
Income tax expense	¥ (6,565)	$ (1,030)	¥ (37,624)	¥ (38,986)